April 6, 2006

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Form N-14 for TCW Funds, Inc., on behalf of TCW
Aggressive Growth Equities Fund
File Nos. 033-52272, 811-07170

Dear Ladies and Gentlemen:

Attached for filing via the EDGAR system is a registration statement on Form N-14 under the Securities Act of 1933 for TCW Funds, Inc. (the “Company”). This Form N-14 is being filed in connection with a reorganization in which TCW Growth Equities Fund, a series of the Company, will acquire all of the assets of TCW Aggressive Growth Equities Fund, also a series of the Company, in exchange for shares of TCW Growth Equities Fund and the assumption by TCW Growth Equities Fund of the liabilities of TCW Aggressive Growth Equities Fund.

No fees are required in connection with this filing. Please call the undersigned at 949.442.6005 with any questions regarding the attached.

Sincerely,

/s/ Tiffany A. Ford

Attachment